Financial Risk Management - Financial Instrument Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	$ 728,216	$ 746,225
Total assets	1,352,871	1,242,120
Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	32,210	21,666
Level 1 | Borrowings | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 1 | Borrowings | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	0	0
Level 1 | Warrant Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	26,053	20,840
Level 1 | Share-Based Payment Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	1,903	826
Level 1 | Investment and other assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	4,254	0
Level 1
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total	86,085	81,986
Level 1 | Borrowings | Gold Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	63,310	67,145
Level 1 | Borrowings | Convertible Debenture
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	13,913	13,182
Level 1 | Warrant Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	553	954
Level 1 | Share-Based Payment Liability
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total liabilities	2,804	293
Level 1 | Investment and other assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Total assets	$ 5,505	$ 412